Note 3 - Net Income Per Common Share	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

(3)  Net Income Per Common Share

Basic net income per common share is calculated by dividing net income by the weighted average number of common shares outstanding during each period.

Diluted net income per common share is calculated by dividing net income by the weighted average number of common shares outstanding, as adjusted for the assumed exercise of potential common stock warrants, common stock options and unvested restricted stock awards (as defined below), using the treasury stock method. All share information has been adjusted for the effect of a 5% common stock dividend declared December 20, 2012 and paid on January 31, 2013 to shareholders of record on January 14, 2013.

The following tables illustrate the reconciliation of the numerators and denominators of the basic and diluted earnings per common share (EPS) calculations.  Dilutive securities in the tables below exclude common stock options and warrants with exercise prices that exceed the average market price of the Company’s common stock during the periods presented.  Inclusion of these common stock options and warrants would be anti-dilutive to the diluted earnings per common share calculation.

	Nine Months Ended September 30, 2013
	Net Income	Weighted- average shares	Per share Amount
Basic earnings per share:
Net income	$4,405,588	5,960,294	$0.74
Effect of dilutive securities:
Stock options and unvested stock awards		128,539
Diluted EPS:
Net income plus assumed conversion	$4,405,588	6,088,833	$0.72

	Nine Months Ended September 30, 2012
	Net Income	Weighted- average shares	Per share Amount
Basic earnings per common share:
Net income	$3,819,759	5,360,395	$0.71
Effect of dilutive securities:
Stock options and unvested stock awards		96,107
Diluted EPS:
Net income plus assumed conversion	$3,819,759	5,456,502	$0.70